Faegre Drinker Biddle & Reath LLP

320 South Canal Street, Suite 3300

Chicago, IL 60606

www.faegredrinker.com

February 28, 2024

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re: Aether Infrastructure & Natural Resources Fund Registration Statement on Form N-2

Ladies and Gentlemen:

Filed herewith electronically via EDGAR is the registration statement on Form N-2 (the “Registration Statement”) of the Aether Infrastructure & Natural Resources Fund. The Registration Statement is being filed pursuant to the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended, and the applicable rules thereunder. Also being filed concurrently with the Registration Statement is the Notification of Registration on Form N-8A filed pursuant to Section 8(a) under the 1940 Act.

Questions and comments may be directed to the undersigned at (312) 569-1872 or, in my absence, to Joshua B. Deringer at (215) 988-2959.

Very truly yours,

/s/ Kellilyn Greco
Kellilyn Greco